Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Estimate Useful Life of Assets

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

Summary of Exchange of Currency Rates	The exchange rates utilized as follows:
	2020H1	2019H1
Year-end RMB exchange rate	7.0343	6.9630
Average annual RMB exchange rate	7.0650	6.9044